Inventories - Summary of Inventories (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of inventories [line items]
Work-in-progress	€ 109	€ 92
Construction contracts [member]
Classes of inventories [line items]
Work-in-progress	€ 3	€ 2